united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 04/30

Date of reporting period: 07/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
July 31, 2019

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 5.6%
	BANKS - 1.0%
30,067	Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	Perpetual	$781,742

	COUNTRY FUNDS-CLOSED-END - 1.3%
39,340	Priority Income Fund, Inc.		6.250		12/31/2023	993,335

	FINANCIAL SERVICES-CLOSED END FUNDS - 1.3%
3,741	Eagle Point Credit Co., Inc.		7.750		6/30/2022	96,873
23,900	Kayne Anderson MLP/Midstream Investment Co.		3.500		4/15/2020	601,444
13,000	OFS Credit Co., Inc.		6.876		3/31/2024	336,440
						1,034,757
	INSURANCE - 0.4%
20,094	AmTrust Financial Services, Inc.		7.750		Perpetual	292,769

	INVESTMENT COMPANIES - 0.8%
4,159	Gladstone Investment Corp.		6.250		9/30/2023	106,346
3,000	Gladstone Investment Corp.		6.375		8/31/2025	78,570
16,228	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	418,196
						603,112
	OIL & GAS - 0.7%
23,000	Nabors Industries Ltd.		6.000		5/1/2021	531,070

	REITS - 0.1%
8,330	Wheeler Real Estate Investment Trust, Inc.		8.750	++	Perpetual	133,613

	TOTAL PREFERRED STOCK (Cost - $4,163,934)					4,370,398
Principal
	CORPORATE BONDS - 74.8%
	AUTO MANUFACTURERS - 0.5%
$200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.790%	3.226	+	6/12/2020	200,125
200,000	Ford Motor Credit Co LLC	3 Month LIBOR + 0.810%	3.098	+	4/5/2021	198,183
						398,308
	BANKS - 11.2%
200,000	Bank of America Corp.		6.750		8/15/2019	200,308
15,000	Bank of America Corp.	4(CMS30-CMS5-.25)	0.404	+	2/28/2024	12,881
46,000	Bank of America Corp.	CPI YOY + 1.100%	3.096	+	11/19/2024	45,540
525,000	Barclays Bank PLC	CPI YOY + 0.800%	2.796	+	8/24/2021	522,375
5,000	Barclays Bank PLC	4(CMS30-CMS5-.25)	0.788	+	6/17/2033	3,422
337,000	BNP Paribas SA	4(CMS30-CMS5)	1.456	+	4/30/2033	219,050
25,000	Citigroup, Inc.	5(CMS30-CMS5)	2.085	+	1/29/2029	20,735
826,000	Citigroup, Inc.	9(CMS30-CMS5-.25)	1.755	+	6/18/2034	636,020
172,000	Citigroup, Inc.	5(CMS30-CMS2)	1.490	+	7/30/2034	112,875
271,000	Citigroup, Inc.	10(CMS30-CMS2-.875)	0.000	+	4/30/2035	148,711
35,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5)	1.428	+	11/19/2027	30,122
250,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	0.536	+	2/11/2028	194,960
118,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.15)	0.804	+	2/28/2028	92,878
770,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.80)	0.808	+	3/6/2028	599,354
45,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	1.008	+	3/22/2028	35,008
199,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.25)	0.344	+	5/23/2028	152,293
482,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.25)	0.424	+	5/30/2028	368,652
45,000	Goldman Sachs Group, Inc.	4(CMS30-CMS5-.20)	0.808	+	6/6/2028	36,561
200,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5)	1.790	+	8/15/2028	165,180
35,000	Goldman Sachs Group, Inc.	4.25(CMS30-CMS5)	1.420	+	11/13/2028	33,250
5,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5-.33)	2.145	+	3/19/2029	4,388
40,000	Goldman Sachs Group, Inc.	4(CMS30-CMS2-.25)	0.866	+	11/21/2029	30,921
55,000	HSBC USA, Inc.	4.6(CMS30-CMS5-.30)	1.679	+	12/4/2028	50,297
120,000	JPMorgan Chase & Co.	4(CMS30-CMS5-.275)	0.544	+	9/20/2023	110,484
815,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.456	+	12/28/2020	815,490
50,000	Morgan Stanley	CPI YOY + 2.000%	3.996	+	4/25/2023	51,125
100,000	Morgan Stanley	CPI YOY + 2.000%	3.996	+	5/17/2023	100,625
34,000	Morgan Stanley	USISDA10	1.909	+	3/27/2025	31,068
50,000	Morgan Stanley	6(CMS30-CMS2)	1.368	+	8/31/2026	39,437
45,000	Morgan Stanley	5(CMS30-CMS2)	1.160	+	3/30/2027	34,875
340,000	Morgan Stanley	4(CMS30-CMS5-.20)	1.076	+	6/28/2028	243,100
69,000	Morgan Stanley	4(CMS30-CMS5)	0.876	+	6/28/2028	49,335
381,000	Morgan Stanley	2.7(CMS30-CMS2)	2.999	+	8/12/2031	314,325
213,000	Morgan Stanley	5(CMS30-CMS2)	1.090	+	3/15/2032	142,177
59,000	Morgan Stanley	6(CMS30-CMS2)	1.392	+	3/30/2032	43,439
15,000	Morgan Stanley	4.5(CMS30-CMS5)	1.607	+	8/19/2033	10,594
138,000	Morgan Stanley	4(CMS30-CMS2)	1.840	+	11/27/2033	90,908
100,000	Morgan Stanley	4(CMS30-CMS2)	1.064	+	2/28/2034	62,750
101,000	Morgan Stanley Finance LLC	20(CMS30-CMS2)	8.680	+	4/28/2037	84,335
567,000	Morgan Stanley Finance LLC	10(CMS30-CMS2-.20)	4.290	+	9/29/2037	399,026
422,000	Natixis US Medium-Term Note Program LLC	4(CMS30-CMS5)	1.456	+	7/31/2028	377,563
176,000	Natixis US Medium-Term Note Program LLC	5(CMS30-CMS5-.34)	2.295	+	9/30/2028	132,000
440,000	Natixis US Medium-Term Note Program LLC	5.5(CMS30-CMS5)	1.931	+	2/28/2029	337,700
50,000	Natixis US Medium-Term Note Program LLC	8(CMS30-CMS2)	3.432	+	11/30/2030	31,938
450,000	Natixis US Medium-Term Note Program LLC	4.5(CMS30-CMS5)	1.602	+	8/29/2033	388,080
146,000	Natixis US Medium-Term Note Program LLC	5(CMS30-CMS5-.34)	1.755	+	11/27/2033	105,303
50,000	Natixis US Medium-Term Note Program LLC	7(CMS30-CMS2)	3.003	+	10/31/2034	31,438
55,000	Royal Bank of Canada	CPI YOY + 1.000%	2.790	+	1/28/2020	55,220
10,000	Royal Bank of Canada	4.5(CMS30-CMS5)	2.066	+	6/30/2029	7,013
200,000	UBS AG Jersey Branch	USISDA10	2.600	+	12/30/2019	197,000
45,000	Wells Fargo & Co.	CPI YOY + 0.850%	2.846	+	12/11/2023	43,875
400,000	Wells Fargo & Co.	CPI YOY + 1.000%	2.996	+	2/24/2027	392,280
300,000	Wells Fargo Bank NA	3 Month LIBOR + 0.510%	2.788	+	10/22/2021	300,878
						8,739,162

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2019

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 74.8%
	BEVERAGES - 0.4%
$300,000	Constellation Brands, Inc.	3 Month LIBOR + 0.700%	3.218	+	11/15/2021	$300,117

	CHEMICALS - 1.1%
306,000	DowDuPont, Inc.	3 Month LIBOR + 0.710%	3.228	+	11/15/2020	307,854
500,000	LyondellBasell Industries NV		6.000		11/15/2021	533,383
						841,237
	COMMERICAL SERVICES - 0.4%
300,000	Equifax, Inc.	3 Month LIBOR + 0.870%	3.388	+	8/15/2021	299,957

	COMPUTERS - 2.2%
1,100,000	Apple, Inc.		3.000		2/9/2024	1,135,751
600,000	Hewlett Packard Enterprise Co.	3 Month LIBOR + 0.720%	3.008	+	10/5/2021	600,213
						1,735,964
	COSMETICS/PERSONAL CARE - 0.6%
500,000	Colgate-Palmolive Co.		1.950		2/1/2023	497,561

	DIVERSIFED FINANCIAL SERVICES - 6.3%
300,000	American Express Co.	3 Month LIBOR + 0.600%	3.165	+	11/5/2021	301,514
14,398	B. Riley Financial, Inc.		7.500		10/31/2021	366,141
11,357	B. Riley Financial, Inc.		7.375		5/31/2023	300,961
15,700	B. Riley Financial, Inc.		6.875		9/30/2023	413,067
15,000	B. Riley Financial, Inc.		6.750		5/31/2024	393,000
50,000	Citigroup Global Markets Holdings, Inc.	CPI YOY + 1.350%	3.213	+	8/31/2028	49,050
1,000,000	Cowen, Inc.		7.250		5/6/2024	1,042,857
540,000	Jefferies Group LLC	10(CMS30-CMS2)	1.190	+	4/28/2033	402,300
35,000	Jefferies Group LLC	7.5(CMS30-CMS2-.34)	3.218	+	5/31/2034	25,550
120,000	Jefferies Group LLC	10(CMS10-CMS2)	10.000	+	6/30/2037	90,600
20,000	Jefferies Group LLC	9(CMS30-CMS2)	3.861	+	7/31/2037	14,300
90,000	Jefferies Group LLC	10(CMS10-CMS2)	1.790	+	10/31/2037	60,750
10,000	Ladenburg Thalmann Financial Services, Inc.		7.750		6/30/2029	259,500
28,822	Medley LLC		7.250		1/30/2024	520,237
11,681	Medley LLC		6.875		8/15/2026	201,497
39,000	Morgan Stanley & Co. LLC	5(CMS30-CMS2)	1.305	+	1/21/2026	29,981
17,900	RAIT Financial Trust		7.125		Perpetual	409,015
						4,880,320
	ELECTRONICS - 0.6%
500,000	Tech Data Corp.		3.700		2/15/2022	506,877

	FINANCIAL SERVICES-CLOSED-END FUNDS - 1.3%
3,336	Eagle Point Credit Co., Inc.		6.750		9/30/2027	86,102
950,000	Nuveen Senior Income Fund		2.000	++	11/1/2021	946,438
						1,032,540
	FOOD - 0.4%
300,000	Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	3.115	+	2/10/2021	299,843

	INSURANCE - 0.9%
13,370	Atlas Financial Holdings, Inc.		6.625		4/26/2022	113,779
500,000	Berkshire Hathaway, Inc.		2.750		3/15/2023	509,963
50,000	Prudential Financial, Inc.	CPI YOY + 2.000%	3.996	+	11/2/2020	49,402
						673,144
	INTERNET - 0.7%
500,000	Amazon.com, Inc.		2.500		11/29/2022	504,801

	INVESTMENT COMPANIES - 28.3%
38,067	Capital Southwest Corp.		5.950		12/15/2022	986,506
19,600	Capitala Finance Corp.		6.000		5/31/2022	498,232
38,873	Capitala Finance Corp.		5.760		5/31/2022	994,177
42,845	CM Finance, Inc.		6.125		7/1/2023	1,088,263
34,020	Fidus Investment Corp.		6.000		2/15/2024	878,737
785,000	FS KKR Capital Corp.		4.250		1/15/2020	788,087
300,000	FS KKR Capital Corp.		4.750		5/15/2022	303,939
42,327	Gladstone Capital Corp.		6.125		11/1/2023	1,099,655
41,299	Great Elm Capital Corp.		6.500		9/18/2022	1,054,987
32,600	Great Elm Capital Corp.		6.500		6/30/2024	814,348
23,600	Harvest Capital Credit Corp.		6.125		9/15/2022	600,384
7,011	Horizon Technology Finance Corp.		6.250		9/15/2022	178,886
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,104
1,300,000	Main Street Capital Corp.		5.200		5/1/2024	1,393,061
24,703	Medley Capital Corp.		6.500		1/30/2021	607,447
16,756	Medley Capital Corp.		6.125		3/30/2023	397,955
52,000	Monroe Capital Corp.		5.000		10/31/2023	1,322,880
17,028	MVC Capital, Inc.		6.250		11/30/2022	441,025
32,463	New Mountain Finance Corp.		5.750		10/1/2023	831,702
9,880	Newtek Business Services Corp.		6.250		3/1/2023	256,534
70,000	Newtek Business Services Corp.		0.000		8/1/2024	1,764,175
7,000	OFS Capital Corp.		6.500		10/31/2025	178,360
1,300,000	Owl Rock Capital Corp.		5.250		4/15/2024	1,350,370
28,500	Oxford Square Capital Corp.		6.250		4/30/2026	713,070
45,407	Portman Ridge Finance Corp.		6.125		9/30/2022	1,151,067
10,000	Saratoga Investment Corp.		6.250		8/31/2025	259,000
2,735	Stellus Capital Investment Corp.		5.750		9/15/2022	69,742
27,498	THL Credit, Inc.		6.750		12/30/2022	699,274
32,280	THL Credit, Inc.		6.125		10/30/2023	834,115
10,575	TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	273,048
5,000	WhiteHorse Finance, Inc.		6.500		11/30/2025	131,000
						21,985,130
	MACHINERY - DIVERSIFIED - 0.8%
300,000	John Deere Capital Corp.	3 Month LIBOR + 0.260%	2.713	+	9/10/2021	299,986
300,000	Wabtec Corp.	3 Month LIBOR + 1.300%	3.710	+	9/15/2021	300,077
						600,063

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2019

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 74.8%
		MINING - 0.7%
$500,000		Kinross Gold Corp.		5.950		3/15/2024	$549,675

		OIL & GAS - 2.8%
1,500,000		Continental Resources, Inc.		5.000		9/15/2022	1,510,677
579,000		Phillips 66	3 Month LIBOR + 0.600%	3.121	+	2/26/2021	579,065
106,000		Texaco Capital, Inc.	3 Month LIBOR - 0.225%	2.340	+	11/4/2038	105,908
							2,195,650
		OIL & GAS SERVICES - 0.2%
250,000		SESI LLC		7.125		12/15/2021	184,375

		PHARMACEUTICALS - 2.5%
500,000		Bristol-Myers Squibb Co.		3.250		11/1/2023	519,540
400,000		Cardinal Health, Inc.	3 Month LIBOR + 0.770%	3.180	+	6/15/2022	400,081
1,000,000		Johnson & Johnson		2.250		3/3/2022	1,004,847
							1,924,468
		PIPELINES - 2.3%
1,222,000		Andeavor Logistics LP / Tesoro Logistics Finance Corp.		6.250		10/15/2022	1,254,884
500,000		Boardwalk Pipelines LP		5.750		9/15/2019	501,563
							1,756,447
		PRIVATE EQUITY - 0.5%
400,000		Hercules Capital, Inc.		4.625		10/23/2022	397,595

		REITS - 3.5%
1,000,000		CBL & Associates LP		5.250		12/1/2023	735,000
35,565		Ready Capital Corp.		6.500		4/30/2021	909,397
40,000		Sachem Capital Corp.		7.124		6/30/2024	1,044,800
							2,689,197
		RETAIL - 2.5%
600,000		Dollar Tree, Inc.	3 Month LIBOR + 0.700%	3.003	+	4/17/2020	600,064
800,000		Walmart, Inc.		3.400		6/26/2023	836,901
500,000		Walmart, Inc.		2.850		7/8/2024	514,478
							1,951,443
		SEMICONDUCTORS - 1.3%
1,000,000		Intel Corp.		2.700		12/15/2022	1,016,286

		SOFTWARE - 1.7%
1,300,000		Microsoft Corp.		2.875		2/6/2024	1,340,632

		TELECOMMUNICATIONS - 1.1%
300,000		AT&T, Inc.	3 Month LIBOR + 0.950%	3.253	+	7/15/2021	302,892
500,000		Qwest Corp.		6.750		12/1/2021	537,023
							839,915

		TOTAL CORPORATE BONDS (Cost - $57,394,821)					58,140,707

		CONVERTIBLE BONDS- 5.1%
		INVESTMENT COMPANIES - 2.4%
1,300,000		BlackRock Capital Investment Corp.		5.000		6/15/2022	1,320,846
500,000		New Mountain Finance Corp.		5.750		8/15/2023	515,776
50,000		Prospect Capital Corp.		4.750		4/15/2020	50,499
							1,887,121
		PRIVATE EQUITY - 0.8%
600,000		Hercules Capital, Inc.		4.375		2/1/2022	606,624

		REITS - 1.3%
1,000,000		New York Mortgage Trust, Inc.		6.250		1/15/2022	1,015,000

		TRANSPORTATION - 0.6%
500,000		Golar LNG Ltd.		2.750		2/15/2022	460,031

		TOTAL CONVERTIBLE BOND (Cost - $3,926,795)					3,968,776

		UNITED STATES GOVERNMENT SECURITIES - 5.5%		Coupon %		Maturity	Fair Value
1,080,450	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2021	$1,067,727
1,052,960	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2022	1,042,297
1,109,400	^	United States Treasury Inflation Indexed Bonds		0.125		1/15/2023	1,101,245
1,015,330	^	United States Treasury Inflation Indexed Bonds		0.500		4/15/2024	1,026,130
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $4,233,661)					4,237,399

Shares
		SHORT-TERM INVESTMENTS - 7.8%
6,079,436		Fidelity Institutional Money Market Portfolio, Class I, 2.19% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,079,436)					6,079,436

		TOTAL INVESTMENTS - 98.8% (Cost - $75,798,647)					$76,796,716
		OTHER ASSETS LESS LIABILITIES - 1.2%					900,698
		NET ASSETS - 100.0%					$77,697,414

+ Variable rate security, rate shown represents the rate at July 31, 2019.
++ Step rate, rate shown represents the rate at July 31, 2019.
* Rate shown represents the rate at July 31, 2019, is subject to change and resets daily.
^ Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - 2 Year Swap Rate
CMS5 - 5 Year Swap Rate
CMS10 - 10 Year Swap Rate
CMS30 - 30 Year Swap Rate
CPI YOY - Consumer Price Index Year over Year
USISDA10 - 10 Year Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets *			Level 1	Level 2	Level 3	Total
Preferred Stock			$4,370,398	$-	$-	$4,370,398
Corporate Bonds			-	58,140,707	-	58,140,707
Convertible Bond			-	3,968,776	-	3,968,776
United States Government Securities			-	4,237,399	-	4,237,399
Short-Term Investments			6,079,436	-	-	6,079,436
Total Assets			$10,449,834	$66,346,882	$-	$76,796,716

The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$75,859,202	$1,380,206	$(442,692)	$937,514

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 9/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 9/18/2019

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 9/18/2019